Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Initial Class
Account Value [Line Items]
Account Value	$ 15,561	$ 14,596	$ 13,072	$ 15,332	$ 14,117	$ 12,842	$ 11,148	$ 11,552	$ 10,538	$ 9,962	$ 10,000
Service Class
Account Value [Line Items]
Account Value	15,187	14,272	12,822	15,068	13,910	12,684	11,036	11,459	10,481	9,937	10,000
Initial Class
Account Value [Line Items]
Account Value	16,571	15,387	13,681	16,044	14,588	13,150	11,264	11,791	10,576	9,964	10,000
Service Class
Account Value [Line Items]
Account Value	16,157	15,048	13,405	15,765	14,371	12,988	11,139	11,696	10,517	9,939	10,000
Initial Class
Account Value [Line Items]
Account Value	17,607	16,173	14,200	16,700	14,912	13,490	11,376	12,035	10,620	9,936	10,000
Service Class
Account Value [Line Items]
Account Value	17,166	15,809	13,914	16,393	14,680	13,326	11,259	11,940	10,567	9,914	10,000
Initial Class
Account Value [Line Items]
Account Value	19,654	17,717	15,276	18,035	15,774	13,989	11,541	12,397	10,681	9,929	10,000
Service Class
Account Value [Line Items]
Account Value	19,159	17,338	14,969	17,704	15,539	13,817	11,425	12,298	10,619	9,903	10,000
Initial Class
Account Value [Line Items]
Account Value	21,591	19,150	16,186	19,246	16,499	14,557	11,745	12,783	10,763	9,916	10,000
Service Class
Account Value [Line Items]
Account Value	21,054	18,707	15,857	18,906	16,241	14,363	11,616	12,688	10,713	9,893	10,000
Service Class I
Account Value [Line Items]
Account Value	44,495	33,937	24,600	35,290	29,035	19,176	14,725	14,822	11,599	10,641	10,000
Service Class I
Account Value [Line Items]
Account Value	19,322	17,272	15,102	17,499	15,506	13,921	11,786	12,385	10,775	9,888	10,000
Initial Class
Account Value [Line Items]
Account Value	38,779	28,577	19,111	31,586	27,150	20,201	15,558	15,271	11,211	11,110	10,000
Service Class
Account Value [Line Items]
Account Value	37,808	27,928	18,733	31,040	26,740	19,956	15,404	15,149	11,148	11,076	10,000
Initial Class
Account Value [Line Items]
Account Value	22,121	19,809	18,083	18,752	14,932	14,735	11,652	12,856	11,051	9,312	10,000
Service Class
Account Value [Line Items]
Account Value	21,579	19,370	17,725	18,428	14,722	14,551	11,538	12,762	11,005	9,290	10,000
Class I
Account Value [Line Items]
Account Value	32,848	26,397	20,991	25,755	20,092	17,019	13,005	13,662	11,259	10,099	10,000
Class II
Account Value [Line Items]
Account Value	33,337	26,757	21,248	26,023	20,271	17,148	13,084	13,720	11,292	10,117	10,000
Class III
Account Value [Line Items]
Account Value	33,814	27,089	21,483	26,271	20,438	17,260	13,149	13,771	11,317	10,132	10,000
Service Class I
Account Value [Line Items]
Account Value	32,022	25,805	20,571	25,298	19,786	16,805	12,872	13,555	11,198	10,070	10,000
Class II
Account Value [Line Items]
Account Value	27,427	24,912	22,672	23,789	19,459	17,257	13,259	13,105	10,743	9,107	10,000
Service Class I
Account Value [Line Items]
Account Value	26,733	24,351	22,201	23,373	19,177	17,041	13,136	13,007	10,696	9,084	10,000
Initial Class
Account Value [Line Items]
Account Value	13,851	13,388	11,520	13,487	11,930	11,262	9,952	11,833	9,721	9,583	10,000
Service Class
Account Value [Line Items]
Account Value	13,491	13,083	11,281	13,252	11,732	11,113	9,854	11,735	9,662	9,549	10,000
Class II
Account Value [Line Items]
Account Value	35,271	28,510	23,179	29,059	22,762	18,965	14,180	14,067	11,019	10,622	10,000
Service Class I
Account Value [Line Items]
Account Value	34,388	27,876	22,709	28,542	22,406	18,736	14,052	13,961	10,966	10,591	10,000
Class II
Account Value [Line Items]
Account Value	23,237	20,123	17,700	18,605	14,309	13,937	11,349	12,659	10,999	9,712	10,000
Service Class I
Account Value [Line Items]
Account Value	22,668	19,681	17,354	18,273	14,090	13,764	11,237	12,563	10,946	9,682	10,000
Class I
Account Value [Line Items]
Account Value	20,698	19,601	17,117	20,819	17,745	15,564	11,918	13,173	10,610	9,864	10,000
Class II
Account Value [Line Items]
Account Value	20,704	19,609	17,145	20,835	17,744	15,570	11,924	13,186	10,608	9,865	10,000
Service Class I
Account Value [Line Items]
Account Value	20,203	19,158	16,793	20,479	17,479	15,374	11,800	13,088	10,559	9,837	10,000
Initial Class
Account Value [Line Items]
Account Value	24,418	21,252	19,463	19,524	15,462	15,008	12,061	13,656	11,629	9,991	10,000
Service Class
Account Value [Line Items]
Account Value	23,812	20,788	19,075	19,189	15,237	14,824	11,941	13,560	11,569	9,965	10,000
Class II
Account Value [Line Items]
Account Value	15,252	15,125	12,763	15,033	13,450	12,765	10,242	13,439	10,310	9,523	10,000
Service Class I
Account Value [Line Items]
Account Value	14,871	14,774	12,491	14,756	13,235	12,596	10,130	13,337	10,246	9,490	10,000
Initial Class
Account Value [Line Items]
Account Value	41,478	30,933	20,390	28,142	23,766	18,035	13,664	13,981	10,472	10,512	10,000
Service Class
Account Value [Line Items]
Account Value	40,473	30,255	19,987	27,656	23,422	17,807	13,526	13,867	10,426	10,480	10,000
Initial Class
Account Value [Line Items]
Account Value	16,850	14,671	12,998	14,779	13,250	12,420	11,099	11,645	10,680	10,300	10,000
Service Class
Account Value [Line Items]
Account Value	16,435	14,345	12,741	14,523	13,053	12,266	10,989	11,559	10,627	10,276	10,000
Initial Class
Account Value [Line Items]
Account Value	26,408	23,756	19,370	25,866	22,848	18,196	13,858	14,166	11,350	10,678	10,000
Service Class
Account Value [Line Items]
Account Value	25,759	23,245	19,001	25,440	22,515	17,976	13,721	14,066	11,301	10,659	10,000
Initial Class
Account Value [Line Items]
Account Value	21,691	19,987	18,861	19,115	15,501	15,241	11,802	13,565	12,144	9,855	10,000
Service Class
Account Value [Line Items]
Account Value	21,166	19,546	18,492	18,786	15,280	15,058	11,681	13,475	12,090	9,840	10,000
Initial Class
Account Value [Line Items]
Account Value	24,198	21,941	18,778	24,436	22,772	16,791	12,500	13,141	10,700	9,490	10,000
Service Class
Account Value [Line Items]
Account Value	23,602	21,453	18,407	24,014	22,434	16,583	12,376	13,043	10,647	9,467	10,000
Class II
Account Value [Line Items]
Account Value	22,232	20,744	17,861	20,960	16,705	15,303	12,190	14,002	12,536	9,464	10,000
Service Class I
Account Value [Line Items]
Account Value	21,684	20,272	17,488	20,589	16,455	15,107	12,061	13,893	12,470	9,435	10,000
Initial Class
Account Value [Line Items]
Account Value	21,255	19,271	16,453	19,516	14,356	13,718	11,406	13,406	11,818	9,447	10,000
Service Class
Account Value [Line Items]
Account Value	20,713	18,849	16,126	19,174	14,135	13,549	11,293	13,305	11,766	9,426	10,000
Initial Class
Account Value [Line Items]
Account Value	30,550	25,472	20,458	24,652	19,389	16,932	12,818	13,521	10,931	10,049	10,000
Service Class
Account Value [Line Items]
Account Value	29,776	24,896	20,046	24,209	19,096	16,716	12,682	13,415	10,870	10,018	10,000
Class II
Account Value [Line Items]
Account Value	11,186	11,134	10,559	12,379	12,528	11,516	10,574	10,581	10,277	10,024	10,000
Service Class I
Account Value [Line Items]
Account Value	$ 10,918	10,890	10,352	12,165	12,351	11,373	10,467	10,504	10,225	9,995	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Custom MML Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Conservative Allocation Index
Account Value	$ 16,722	15,457	13,746	16,168	15,091	13,313	11,428	11,746	10,592	10,007	10,000
Custom MML Conservative Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Conservative Allocation Index
Account Value	$ 16,722	15,457	13,746	16,168	15,091	13,313	11,428	11,746	10,592	10,007	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Custom MML Balanced Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Balanced Allocation Index
Account Value	$ 18,280	16,624	14,555	17,226	15,749	13,752	11,606	12,021	10,658	9,992	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Custom MML Balanced Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Balanced Allocation Index
Account Value	$ 18,280	16,624	14,555	17,226	15,749	13,752	11,606	12,021	10,658	9,992	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Custom MML Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Moderate Allocation Index
Account Value	$ 19,929	17,833	15,373	18,311	16,401	14,192	11,779	12,297	10,720	9,975	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Custom MML Moderate Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Moderate Allocation Index
Account Value	$ 19,929	17,833	15,373	18,311	16,401	14,192	11,779	12,297	10,720	9,975	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Custom MML Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Growth Allocation Index
Account Value	$ 22,578	19,722	16,613	19,987	17,364	14,857	12,030	12,716	10,809	9,948	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Custom MML Growth Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Growth Allocation Index
Account Value	$ 22,578	19,722	16,613	19,987	17,364	14,857	12,030	12,716	10,809	9,948	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Custom MML Aggressive Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Aggressive Allocation Index
Account Value	$ 25,429	21,688	17,854	21,708	18,298	15,528	12,270	13,142	10,895	9,917	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Custom MML Aggressive Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Aggressive Allocation Index
Account Value	$ 25,429	21,688	17,854	21,708	18,298	15,528	12,270	13,142	10,895	9,917	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,604	26,334	20,907	25,878	20,593	17,035	13,002	13,721	11,328	10,048	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,315	10,567	10,000
Custom MML Core Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Custom MML Core Allocation Index
Account Value	$ 22,288	19,480	16,549	19,686	17,053	14,810	12,111	12,557	10,853	10,054	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,315	10,567	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,315	10,567	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,560	26,953	21,302	26,340	20,830	17,220	13,102	13,761	11,308	10,092	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,315	10,567	10,000
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,315	10,567	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,781	13,418	10,711	9,980	10,000
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,803	24,408	19,392	26,463	23,475	17,314	12,781	13,418	10,711	9,980	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 21,798	19,278	17,104	19,443	15,150	14,433	11,359	12,951	11,426	9,522	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	18,906	15,934	21,636	21,040	15,628	12,163	13,412	10,978	9,862	10,000
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	18,906	15,934	21,636	21,040	15,628	12,163	13,412	10,978	9,862	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,934	18,448	16,091	18,817	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,934	18,448	16,091	18,817	14,669	14,020	11,455	13,146	12,190	9,253	10,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 21,204	19,105	16,473	18,953	14,832	14,143	11,445	13,059	11,833	9,452	10,000
Russell 2500 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 21,204	$ 19,105	$ 16,473	$ 18,953	$ 14,832	$ 14,143	$ 11,445	$ 13,059	$ 11,833	$ 9,452	$ 10,000